WARRANTS (Details)		9 Months Ended	12 Months Ended
	Oct. 06, 2022 $ / shares shares	Sep. 30, 2024 D $ / shares shares	Dec. 31, 2023 D Vote $ / shares shares	Dec. 31, 2022 shares	Jun. 24, 2024 $ / shares shares
WARRANTS
Warrants outstanding		12,997,740
Number of shares for each warrant					1
Exercise price of warrants (in dollars per share) | $ / shares		$ 9.65			$ 11.50
Digital Health Acquisition Corp.
WARRANTS
Warrants outstanding			12,057,000	12,057,000
Number of shares for each warrant			1
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.50
Warrant exercise period condition one			30 days
Warrant exercise period condition two			12 months
Warrants exercisable for cash			0
Number of trading days to calculate fair market value of warrants | D			5
Weighted Average remaining life in years			5 years
Warrant redemption condition minimum share price | $ / shares			$ 18.00
Share price trigger used to measure dilution of warrant | $ / shares			$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant			60
Warrant exercise price adjustment multiple			115
Warrant redemption price adjustment multiple				180
Common stock, votes per share | Vote			1
Warrant exercise restriction threshold			9.8
Fractional shares issued			0
Private Placement Warrants
WARRANTS
Threshold consecutive trading days for redemption of public warrants | D		30
Private Placement Warrants | Digital Health Acquisition Corp.
WARRANTS
Warrants outstanding			12,256,999
Bridge Warrants
WARRANTS
Warrants outstanding		173,913
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Weighted Average remaining life in years	5 years
Bridge Warrants | Bridge Securities Purchase Agreement | Digital Health Acquisition Corp.
WARRANTS
Number of shares for each warrant	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Weighted Average remaining life in years	5 years
Minimum percentage of increase or decrease in in aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants for adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant	0.10%
Public Warrants
WARRANTS
Warrants outstanding		11,500,000
Exercise price of warrants (in dollars per share) | $ / shares		$ 11.50
Public Warrants | Digital Health Acquisition Corp.
WARRANTS
Redemption price per public warrant (in dollars per share) | $ / shares			$ 0.01
Redemption period			30 days
Warrant redemption condition minimum share price | $ / shares			$ 18.00
Threshold trading days for redemption of public warrants			20 days
Threshold consecutive trading days for redemption of public warrants | D			30